SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Warranty Reserve (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Standard assurance warranty period	1 year	1 year
Internationally warranty period	13 months
Movement in Standard Product Warranty Accrual [Roll Forward]
Warranty reserve, at the beginning of the year	$ 1,553	$ 1,491
Warranty reserve, at the end of the period		$ 1,553